Related Party Transactions	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Related Party Transaction [Line Items]
Related Party Transactions
9.	Related Party Transactions
Product, subscription and support revenue from Related Parties
Certain investors and companies who the Company is affiliated with purchased software, subscription and support revenue during the periods presented. The Company recognized $426 and $434 of revenue from contracts with related parties for the three months ending October 31, 2021, and October 31, 2020, respectively. The Company recognized $1,263 and $1,494 of revenue from contracts with related parties for the nine months ending October 31, 2021, and October 31, 2020, respectively. The corresponding receivable was $3,521 and $ 2,540 as of October 31, 2021, and January 31, 2021, respectively.
Subscription Notes Receivables
During the nine months ended October 31, 2021, the Company received pay offs of balances due of $843. For the nine months ended October 31, 2020, the Company received paid offs of balances due of $48. As of
October 31, 2021, there are no remaining balances for subscription notes receivables. The subscription notes receivables’ accrued interest ranged from 1.40% to 2.70%, compounded annually.

15.	Related Party Transactions
Software, subscription and support revenue from Related Parties
Certain investors and companies who the Company is affiliated with, purchased software, subscription and support revenue. The Company recognized $1,860 and $676 of revenue from contracts with related parties for the years ending January 31, 2021 and January 31, 2020, respectively. The corresponding receivable was $2,541 and $681 as of January 31, 2021 and January 31, 2020, respectively.
Loans from Employees
On December 29, 2018, the Company entered into a loan with a current executive of the Company with a principal balance of $1,000 bearing an interest rate of 2.76% for a term of three years and is secured by a pledge of certain shares of Class A Common stock. The balance outstanding at January 31, 2021 and January 31, 2020 was $1,059 and $1,030,
respectively.